Balance Sheets (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Current Assets:
Cash	$ 993,188	$ 247	$ 891
Prepaid expense	55,067
Total current assets	1,048,255	247	891
Property, plant, and equipment, net	20,475
Other assets	156,667
Total Assets	1,225,397	247	891
Current Liabilities:
Accounts payable and accrued expenses	229,216	96,869	58,488
Accrued compensation-related party	117,200	290,789	61,500
Note Payable	30,000	30,000
Notes payable-related party	28,637	75,020	25,000
Convertible debts	300,000
Contract settlement liabilities-current portion	888,000
Due to shareholder	150	150
Total current liabilities	1,593,203	492,828	144,988
Convertible debts, net of discounts of $1,297,500 and $0, respectively	2,500
Contract settlement liabilities	1,702,000
Total long term liabilities	1,704,500
Total Liabilities	3,297,703	492,828	144,988
Stockholder's deficit:
Preferred stock, $.0001 par value; 5,000,000 shares authorized, none issued and outstanding
Common stock, $.0001 par value; 500,000,000 shares authorized, 137,037,834 and 104,537,834 shares issued and outstanding at June 30, 2013 and December 31, 2012, respectively, and 100,217,516 shares issued and 100,217,516 shares outstanding at December 31, 2011	13,703	10,431	9,992
Additional Paid-In Capital	3,815,445	1,672,139	939,363
Deficit accumulated during the exploration stage	(5,901,454)	(2,175,151)	(1,093,452)
Total stockholders' deficit	(2,072,306)	(492,581)	(144,097)
Total liabilities and stockholders' deficit	$ 1,225,397	$ 247	$ 891